Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE TABLE

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year:

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income ($)	Operating Income ($)(3)
2022	7,527,985	(8,179,992)	2,613,905	(201,923)	113.64	142.26	(3,627,535,000)	482,616,000
2021	8,695,925	20,595,138	3,192,227	4,907,168	204.19	184.53	4,254,257,000	500,336,000
2020	7,992,423	21,512,399	2,825,690	4,701,780	157.54	133.01	3,814,229,000	421,326,000
(1)

Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Norman Schwartz	Ilan Daskal, Andrew J. Last, Dara Grantham Wright, and Simon May
2021	Norman Schwartz	Ilan Daskal, Andrew J. Last, Dara Grantham Wright, and Michael Crowley
2020	Norman Schwartz	Ilan Daskal, Andrew J. Last, Dara Grantham Wright, and Annette Tumolo

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2020		2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,979,219)	(1,552,522)	(5,550,383)	(2,000,631)	(5,398,348)	(1,687,288)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,810,738	1,777,727	5,069,873	1,910,628	3,112,887	1,702,143
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	9,722,027	1,422,262	6,739,338	1,214,409	(8,215,022)	(2,062,446)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	2,966,430	228,623	5,640,385	590,535	(5,207,494)	(768,237)
TOTAL ADJUSTMENTS	13,519,976	1,876,090	11,899,213	1,714,941	(15,707,977)	(2,815,828)

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in-the-money options, the expected life estimated at the grant date reduced by the time lapsed from the grant date to the revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 and prior fiscal years.

(2)

For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 Life Sciences Tools & Services Index (the “Peer Group”).

(3)

Operating Income is a GAAP measure. We selected operating income as the Company Selected Measure because, among other things, operating income is a significantly weighted measure under our cash based-incentive bonus plan.

Named Executive Officers, Footnote [Text Block]
(1)

Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Norman Schwartz	Ilan Daskal, Andrew J. Last, Dara Grantham Wright, and Simon May
2021	Norman Schwartz	Ilan Daskal, Andrew J. Last, Dara Grantham Wright, and Michael Crowley
2020	Norman Schwartz	Ilan Daskal, Andrew J. Last, Dara Grantham Wright, and Annette Tumolo

Peer Group Issuers, Footnote [Text Block]		For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 Life Sciences Tools & Services Index (the “Peer Group”).
PEO Total Compensation Amount		$ 7,527,985	$ 8,695,925	$ 7,992,423
PEO Actually Paid Compensation Amount		$ (8,179,992)	20,595,138	21,512,399
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2020		2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,979,219)	(1,552,522)	(5,550,383)	(2,000,631)	(5,398,348)	(1,687,288)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,810,738	1,777,727	5,069,873	1,910,628	3,112,887	1,702,143
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	9,722,027	1,422,262	6,739,338	1,214,409	(8,215,022)	(2,062,446)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	2,966,430	228,623	5,640,385	590,535	(5,207,494)	(768,237)
TOTAL ADJUSTMENTS	13,519,976	1,876,090	11,899,213	1,714,941	(15,707,977)	(2,815,828)

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in-the-money options, the expected life estimated at the grant date reduced by the time lapsed from the grant date to the revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 and prior fiscal years.

(2)

For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 Life Sciences Tools & Services Index (the “Peer Group”).

(3)

Operating Income is a GAAP measure. We selected operating income as the Company Selected Measure because, among other things, operating income is a significantly weighted measure under our cash based-incentive bonus plan.

Non-PEO NEO Average Total Compensation Amount		$ 2,613,905	3,192,227	2,825,690
Non-PEO NEO Average Compensation Actually Paid Amount		$ (201,923)	4,907,168	4,701,780
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2020		2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,979,219)	(1,552,522)	(5,550,383)	(2,000,631)	(5,398,348)	(1,687,288)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,810,738	1,777,727	5,069,873	1,910,628	3,112,887	1,702,143
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	9,722,027	1,422,262	6,739,338	1,214,409	(8,215,022)	(2,062,446)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	2,966,430	228,623	5,640,385	590,535	(5,207,494)	(768,237)
TOTAL ADJUSTMENTS	13,519,976	1,876,090	11,899,213	1,714,941	(15,707,977)	(2,815,828)

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in-the-money options, the expected life estimated at the grant date reduced by the time lapsed from the grant date to the revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 and prior fiscal years.

(2)

For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 Life Sciences Tools & Services Index (the “Peer Group”).

(3)

Operating Income is a GAAP measure. We selected operating income as the Company Selected Measure because, among other things, operating income is a significantly weighted measure under our cash based-incentive bonus plan.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

•

Operating Income;

•

Sales; and

•

Adjusted EBITDA Margin.

For additional details regarding our most important financial performance measures, please see the sections titled “Incentive Bonus Plan, Or IBP (Cash-Based Incentive Program)” and “Equity Compensation” in our Compensation Discussion and Analysis (CD&A) elsewhere in this Proxy Statement.

Total Shareholder Return Amount		$ 113.64	204.19	157.54
Peer Group Total Shareholder Return Amount	[1]	142.26	184.53	133.01
Net Income (Loss)		$ (3,627,535,000,000)	$ 4,254,257,000,000	$ 3,814,229,000,000
Company Selected Measure Amount		482,616	500,336	421,326
PEO Name		Norman Schwartz	Norman Schwartz
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA Margin.
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,687,288)	$ (2,000,631)	$ (1,552,522)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,702,143	1,910,628	1,777,727
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,062,446)	1,214,409	1,422,262
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (768,237)	$ 590,535	$ 228,623
Non-PEO NEO [Member] | Llan Daskal [Member]
Pay vs Performance Disclosure [Table]
PEO Name		lan Daskal	Ilan Daskal,	lan Daskal
Non-PEO NEO [Member] | Andrew J Last [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Andrew J. Last		Andrew J. Last,
Non-PEO NEO [Member] | Dara Grantham Wright [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Dara Grantham Wright	Dara Grantham Wright	Dara Grantham Wright
Non-PEO NEO [Member] | Simon May [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Simon May
Non-PEO NEO [Member] | Michael Crowley [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Michael Crowley
Non-PEO NEO [Member] | Annette Tumolo [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Annette Tumolo
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (5,398,348)	$ (5,550,383)	$ (4,979,219)
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,112,887	5,069,873	5,810,738
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,215,022)	6,739,338	9,722,027
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (5,207,494)	$ 5,640,385	$ 2,966,430

[1]	Operating Income is a GAAP measure. We selected operating income as the Company Selected Measure because, among other things, operating income is a significantly weighted measure under our cash based-incentive bonus plan.